GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 26,501	$ 19,683
Less - accumulated amortization	10,837	5,648
Intangible assets, net	15,664	14,035
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	20,717	14,073
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,120	5,120
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 664	$ 490